CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Statement [Abstract]
SALES	$ 405,417	$ 723,612
COST OF SALES (excluding depreciation expense)	70,048	246,232
GROSS PROFIT	335,369	477,380
OPERATING EXPENSES:
Compensation and related benefits (including stock-based compensation of $6,772,752 and $4,365,964 in 2017 and 2016, respectively)	7,852,965	5,426,568
Research and development	214,112	220,517
Professional fees	131,022	132,779
General and administrative expenses	428,953	569,784
Total Operating Expenses	8,627,052	6,349,648
LOSS FROM OPERATIONS	(8,291,683)	(5,872,268)
OTHER EXPENSES:
Interest expenses	(8,009)	0
Total Other Expenses	(8,009)	0
NET LOSS	$ (8,299,692)	$ (5,872,268)
NET LOSS PER COMMON UNIT:
Basic	$ (0.59)	$ (0.43)
Diluted	$ (0.59)	$ (0.43)
WEIGHTED AVERAGE COMMON UNITS OUTSTANDING:
Basic	14,003,856	13,805,365
Diluted	14,003,856	13,805,365